14. OFF-BALANCE SHEET RISK (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Line of credit	$ 220,673	$ 166,760
Standby Letters of Credit
Line of credit	216,769	163,572
Undisbursed Lines of Credit
Line of credit	$ 3,904	$ 3,188